Stockholders’ Deficiency (Details)								3 Months Ended		6 Months Ended			12 Months Ended
	Jan. 19, 2024 USD ($) $ / shares shares	Dec. 22, 2023 USD ($) $ / shares shares	Nov. 08, 2023 USD ($) $ / shares shares	Oct. 16, 2023 USD ($) $ / shares shares	Aug. 31, 2023 USD ($) $ / shares shares	Aug. 29, 2023 USD ($) shares	May 30, 2023 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2024 USD ($) $ / shares shares		Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares		Dec. 31, 2023 CAD ($) shares		Dec. 31, 2022 USD ($) $ / shares shares	Jun. 30, 2024 $ / shares	Dec. 31, 2023 $ / shares	Dec. 22, 2023 $ / shares shares	Dec. 04, 2023 $ / shares	Mar. 15, 2023 $ / shares shares	Feb. 16, 2023 $ / shares shares
Stockholders’ Equity (Deficiency) [Line Items]
Convertible ratio										1:1			1:1		1:1
Share issuance costs																	14,000
Exercise price | (per share)																			$ 6.38		$ 7.75
Proceeds from issuance of private placements										$ 27,000			$ 47,495		$ 6,055,650		$ 3,500
Number of warrant issued													131,078
Purchase of each warrant													1
Commission paid (in Dollars) | $													$ 172,480
Legal fees (in Dollars) | $													15,428
Exercisable date		Dec. 22, 2026	Nov. 08, 2026	Oct. 16, 2026
Issuance of value (in Dollars) | $										(405,753)		$ (208,686)	(1,055,985)
Additional paid-in capital to share capital (in Dollars) | $		$ 80,039								$ 89,631			1,344,480				$ 174,285
Option price per share (in Dollars per share) | $ / shares										$ 0.25							$ 0.25
Proceeds from issuance of units (in Dollars) | $													$ 1,800
Aggregate proceeds percentage							10.00%
Warrant percentage							10.00%
Gross proceeds percentage							5.00%
Common shares, shares issued		3,444						6,020,220		6,020,220			4,728,359				2,440,938			3,444
Warrants					244,752								1,749,193
Terms of expected life years					3 years 2 months 19 days								4 years 1 month 24 days		4 years 1 month 24 days
Percentage of volatility rate					110.00%								87.00%		87.00%
Revaluation of derivative liability (in Dollars) | $													$ 4,025,102
Reclassification charges equity (in Dollars) | $					$ 4,541,545
Decrease of share capital (in Dollars) | $					$ 4,541,545
Repriced of warrants													11,777,336		11,777,336
Reclassification of exercise price (in Dollars) | $										$ 3,942,575
Derivative liability loss on revaluation (in Dollars) | $										$ 432,933
Percentage of grant non-transferable share options										20.00%
Unrecognized share-based compensation expense (in Dollars) | $								$ 581,391		$ 581,391			$ 1,188,800
Issuance of common shares								6,600		6,600			6,600
Consulting fee (in Dollars) | $			$ 160,000
Fair value of warrants (in Dollars) | $								$ (187,056)	$ 71,856	$ 432,933		16,658	$ 4,085,284				$ (1,823,444)
Reallocated common shares (in Dollars) | $													1,394,858
Gain (loss) on derivative liability (in Dollars) | $													145,980				$ 1,658,486
Incremental fair value (in Dollars) | $													$ 98,017
Warrant [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Number of warrant issued													452,711									18,383
Purchase of each warrant							1						132,898										243,903
Warrant exercise price per share | $ / shares																			9.75
Estimated fair value for adjustment (in Dollars) | $										$ 582,245			$ 73,018
Warrant term													5 years
Warrants					244,752			2,453,311		2,453,311			478,811
Terms of expected life years					1 year					3 years			5 years		5 years		1 year 7 months 24 days
Percentage of volatility rate					131.00%					101.01%			108.71%		108.71%		93.00%
Percentage of discount rate										3.77%			3.05%		3.05%
Amount of dividend yield (in Dollars) | $													$ 0
Revaluation of derivative liability (in Dollars) | $													145,980
Reclassification charges equity (in Dollars) | $										$ 351,969			351,969
Repriced of warrants										9,420,050
Reclassification of exercise price (in Dollars) | $													4,541,545
Percentage of grant non-transferable share options
Fair value of warrants (in Dollars) | $													$ 1,394,858
Agents warrants [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Number of warrant issued													12,986
Warrant exercise price per share | $ / shares								$ 7.75		$ 7.75			$ 9.75
Estimated fair value for adjustment (in Dollars) | $													$ 618,004
Warrants								41,493		41,493			12,986
Warrant Liability [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Revaluation of derivative liability (in Dollars) | $								$ 351,969		$ 351,969			$ 351,969
Common Stock [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Share issuance costs													85,183		85,183
Warrant exercise price per share | $ / shares								$ 0.4		$ 0.4
Issuance of value (in Dollars) | $										$ (987,998)		$ (281,704)	$ (1,458,151)
Shares exercised								7,200	42,000	14,900			114,600		114,600		16,660
Additional paid-in capital to share capital (in Dollars) | $													$ 1,344,480
Escrow Shares													460,115
ACI Canada Legacy Performance Options [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Share issuance costs													108,000		108,000
Shares exercised										7,200			108,000		108,000		14,000
Proceeds from issuance of units (in Dollars) | $													$ 27,000
Restricted Stock Units (RSUs) [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Restricted shares						280,000
Proceeds from converted of common shares (in Dollars) | $
Black-Scholes Option Pricing Model [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Gain (loss) on derivative liability (in Dollars) | $													3,939,304
Black-Scholes Option Pricing Model [Member] | Warrant [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Estimated fair value for adjustment (in Dollars) | $										$ 946,105			4,455,747
Gain (loss) on derivative liability (in Dollars) | $													4,455,747
Equity Option [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Additional paid-in capital to share capital (in Dollars) | $													$ 80,039
Common shares, shares issued													3,444
Percentage of grant non-transferable share options													20.00%		20.00%
Restricted Stock [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Escrow Shares																	124,661
"PP Tranche 5” [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Share issuance costs	678,630
Exercise price | $ / shares	$ 5.5
Proceeds from issuance of private placements | $	$ 3,732,469
Warrant exercise price per share | $ / shares																		$ 7.75
Commission paid (in Dollars) | $	391,178
Legal fees (in Dollars) | $	$ 14,575
Warrants								678,626		678,626
"PP Tranche 5” [Member] | Warrant [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Warrant exercise price per share | $ / shares	$ 7.75
Exercisable date	Jan. 19, 2027
"PP Tranche 5” [Member] | Agents warrants [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Number of warrant issued	41,493
Purchase of each warrant	1
Estimated fair value for adjustment (in Dollars) | $	$ 582,245
"PP Tranche 5” [Member] | Common Stock [Member] | Warrant [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Number of warrant issued	1
Purchase of each warrant	1
Over-Allotment Option [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Aggregate proceeds percentage							30.00%
PP Tranche 2 [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Share issuance costs				63,873									949,906		949,906
Exercise price | (per share)				$ 5.5															6.38
Proceeds from issuance of private placements				$ 351,303									$ 4,506,055		$ 6,055,650
Number of warrant issued				3,127
Purchase of each warrant				1
Warrant exercise price per share | $ / shares				$ 7.75									$ 7.75
Commission paid (in Dollars) | $				$ 51,600
Legal fees (in Dollars) | $				5,371
Estimated fair value for adjustment (in Dollars) | $				$ 10,199									$ 10,199
Exercisable date				Oct. 16, 2026
Warrants													31,937
Terms of expected life years													3 years		3 years
Percentage of volatility rate													90.98%		90.98%
Percentage of discount rate													4.60%		4.60%
Amount of dividend yield (in Dollars) | $
PP Tranche 2 [Member] | Warrant [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Purchase of each warrant				1
Warrant exercise price per share | $ / shares				$ 7.75
PP Tranche 2 [Member] | Agents warrants [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Number of warrant issued				3,127
Warrant exercise price per share | $ / shares													$ 7.75
Warrants													3,127
Private Placement [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Share issuance costs													949,906		949,906
Exercise price | $ / shares							$ 5.5
Proceeds from issuance of private placements | $							$ 6,500,000						$ 4,506,055
Warrant exercise price per share | $ / shares																			9.75
Warrant term													5 years
PP Tranche 1 [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Share issuance costs					10,912
Purchase of each warrant					1
Warrant exercise price per share | $ / shares													$ 7.75
Commission paid (in Dollars) | $					$ 180,051
Legal fees (in Dollars) | $					28,334
Estimated fair value for adjustment (in Dollars) | $					$ 44,292								$ 44,292
Exercisable date					Aug. 31, 2026
Warrants													122,284
Terms of expected life years													3 years		3 years
Percentage of volatility rate													91.24%		91.24%
Percentage of discount rate													4.40%		4.40%
Amount of dividend yield (in Dollars) | $													$ 0
PP Tranche 1 [Member] | Warrant [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Warrant exercise price per share | $ / shares					$ 7.75
PP Tranche 1 [Member] | Agents warrants [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Number of warrant issued					10,912
Purchase of each warrant					1
Warrant exercise price per share | $ / shares													$ 7.75
Warrants													10,912
PP Tranche 3 [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Share issuance costs			183,636
Exercise price | $ / shares			$ 5.5
Proceeds from issuance of private placements | $			$ 1,009,999
Purchase of each warrant			1
Warrant exercise price per share | $ / shares			$ 7.75										$ 7.75
Commission paid (in Dollars) | $			$ 151,500
Legal fees (in Dollars) | $			10,501
Estimated fair value for adjustment (in Dollars) | $			$ 24,692										$ 24,692
Exercisable date			Nov. 08, 2026
Warrants													91,818
Terms of expected life years													3 years		3 years
Percentage of volatility rate													91.31%		91.31%
Percentage of discount rate													4.00%		4.00%
Amount of dividend yield (in Dollars) | $
PP Tranche 3 [Member] | Warrant [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Warrant exercise price per share | $ / shares			$ 7.75
PP Tranche 3 [Member] | Agents warrants [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Share issuance costs			9,182
Warrant exercise price per share | $ / shares													$ 7.75
Warrants													9,182
PP Tranche 4 [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Share issuance costs		28,911
Number of warrant issued		1	1																	1
Purchase of each warrant		1																		1
Warrant exercise price per share | $ / shares		$ 7.75											$ 7.75
Commission paid (in Dollars) | $		$ 238,515
Estimated fair value for adjustment (in Dollars) | $		249,965											$ 249,965
Proceeds from issuance of units (in Dollars) | $		$ 2,011,137
Units per share (in Dollars per share) | $ / shares		$ 5.5
Warrants													365,659
Terms of expected life years													3 years		3 years
Percentage of volatility rate													91.75%		91.75%
Percentage of discount rate													3.70%		3.70%
Amount of dividend yield (in Dollars) | $
PP Tranche 4 [Member] | Agents warrants [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Warrant exercise price per share | $ / shares													$ 7.75
Warrants													28,911
First Tranche [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Warrant exercise price per share | $ / shares													$ 9.75
Warrants													671,809
Second Tranche [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Warrant exercise price per share | $ / shares													$ 9.75
Warrants													278,096
Previously Reported [Member] | ACI Canada Legacy Performance Options [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Shares exercised													108,000		108,000		14,000
Minimum [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Warrant exercise price per share | $ / shares																						$ 9.75	$ 9.75
Minimum [Member] | Warrant [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Warrant exercise price per share | $ / shares																						9.75	9.75
Maximum [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Warrant exercise price per share | $ / shares																						7.08	7.23
Maximum [Member] | Warrant [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Warrant exercise price per share | $ / shares																						$ 7.08	$ 7.23
Equity Option [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Shares exercised										10,913	[1]		10,045	[2]	10,045	[2]
Equity Option [Member] | Warrant [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Number of warrant issued													12,986
Equity Option [Member] | Previously Reported [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Shares exercised													10,045	[3]	10,045	[3]	2,660
2022 Option Plan [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Percentage of grant non-transferable share options										10.00%			10.00%		10.00%
Two Thousand Twenty Three [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Shares exercised										10,913
Issuance of common shares								7,700		7,700
Agent [Member] | Agents warrants [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Estimated fair value for adjustment (in Dollars) | $													$ 73,018
Preferred Class B [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Preferred stock voting per share (in Dollars per share) | $ / shares								$ 0.25		$ 0.25
Escrow Shares													114,297				203,995
Preferred Class B [Member] | Common Stock [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Escrow Shares																	790,174
Common Stock [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Share issuance costs										1,600							2,660
Number of warrant issued													85,183
Purchase of each warrant													1
Warrant exercise price per share | (per share)					$ 7.75													$ 5.5	5.5	$ 5.5
Issuance of value (in Dollars) | $	$ 3,202,823
Shares exercised		6,600								3,213			10,045		10,045
Additional paid-in capital to share capital (in Dollars) | $										$ 36,751			$ 32,097
Escrow Shares													460,115
Common Stock [Member] | Warrant [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Proceeds from issuance of private placements | $										$ 160,000			$ 37,285
Number of warrant issued							1						1
Purchase of each warrant													1
Warrant exercise price per share | (per share)							$ 7.75	$ 10		$ 10							$ 17.85		$ 9.75
Shares exercised										1,600							2,660
Warrant term							3 years						5 years
Common Stock [Member] | ACI Canada Legacy Performance Options [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Share issuance costs										108,000			7,200		7,200
Shares exercised										108,000			7,200		7,200
Option price per share (in Dollars per share) | $ / shares													$ 0.25
Common Stock [Member] | Spartan Consulting Agreement [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Share issuance costs										582,331
Issuance of value (in Dollars) | $										$ 3,202,823
Common Stock [Member] | General and Administrative Expense [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Share issuance costs										928,874
Issuance of value (in Dollars) | $										$ 2,273,949
Common Stock [Member] | "PP Tranche 5” [Member] | Warrant [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Warrant exercise price per share | $ / shares	$ 7.75
Common Stock [Member] | Over-Allotment Option [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Shares exercised										3,213
Common Stock [Member] | PP Tranche 2 [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Share issuance costs				63,873
Exercise price | $ / shares				$ 5.5
Proceeds from issuance of private placements | $				$ 351,303
Number of warrant issued				1
Purchase of each warrant				1
Warrant exercise price per share | $ / shares				$ 7.75
Common Stock [Member] | PP Tranche 1 [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Share issuance costs					244,562
Exercise price | $ / shares					$ 5.5
Proceeds from issuance of private placements | $					$ 1,345,093
Number of warrant issued					1
Warrant exercise price per share | $ / shares					$ 7.75
Common Stock [Member] | PP Tranche 3 [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Share issuance costs			49,182
Warrant exercise price per share | $ / shares			$ 7.75
Common Stock [Member] | PP Tranche 4 [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Share issuance costs		365,661
Warrant exercise price per share | $ / shares		$ 7.75	7.75
Common Stock [Member] | Previously Reported [Member] | PP Tranche 4 [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Warrant exercise price per share | $ / shares			$ 7.5
Common Stock [Member] | Equity Option [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Share issuance costs										7,700
Warrant exercise price per share | $ / shares								$ 7		$ 7
Shares exercised										7,700
Common Stock [Member] | Two Thousand Twenty Three [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Shares exercised										10,045			10,045		10,045
Common Shares [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Share issuance costs		6,600											6,600		6,600
Common Shares [Member] | PP Tranche 3 [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Share issuance costs			183,636
Exercise price | $ / shares			$ 5.5
Proceeds from issuance of private placements | $			$ 1,009,999
Number of warrant issued			1
Purchase of each warrant			1
Common Shares [Member] | PP Tranche 4 [Member]
Stockholders’ Equity (Deficiency) [Line Items]
Common shares, shares issued		1	1																	1

[1]	In accordance with the Company’s 2023 Option Plan, option holders exercised 10,913 Common Share options on a cashless basis (net exercise) for the issuance of 7,700 Common Shares.
[2]	In accordance with the Company’s 2023 Option Plan, option holders exercised 10,045 Common Share options on a cashless basis (net exercise) for the issuance of 6,600 Common Shares.
[3]	In accordance with the Company’s 2023 Option Plan, option holders exercised 10,045 Common Share options on a cashless basis (net exercise) for the issuance of 6,600 Common Shares.